DISPOSAL OF A SUBSIDIARY (Details Narrative)	1 Months Ended
Apr. 28, 2021
Disposal Of Subsidiary
Equity transfer agreement, description	the Company's subsidiary, China Coal Mining Investment Ltd (“China Coal”) entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong for total consideration of CNY103,767 (US$16,070) to the Company's related party, Shenzhen Feishang Energy Investment Co., Limited ("Feishang Energy").